FOREIGN OPERATIONS	12 Months Ended
Jun. 30, 2021
Foreign Operations
FOREIGN OPERATIONS

NOTE 11. FOREIGN OPERATIONS

In March 2021, the Company established Glimpse Turkey to support the operations of Kabaq 3D Technologies (dba QReal). Operations consist primarily of 3D modeler and artist employees. Glimpse Turkey has no revenue, long-term obligations or operating leases and all salaries are denominated in US dollars.

In August 2021, the Company completed an asset acquisition which included certain assets, as defined, in Australia. See Note 13.